Forward Warrant Agreement - Additional Information (Detail) - Rigetti Computing, Inc [Member] $ / shares in Units, $ in Millions	3 Months Ended
Mar. 31, 2022 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Exercise price of warrants | $ / shares	$ 0.01
Forward Warrant Agreement [Member] | Rigetti [Member]
Class of Warrant or Right [Line Items]
Derivative liabilities	$ 0.2
Proceeds from Issuance of Warrants	$ 10.0
Stock issued during period number of warrants issued | shares	1,000,000
Exercise price of warrants | $ / shares	$ 0.0001
Derivative asset	$ 2.7
Forward Warrant Agreement [Member] | Rigetti [Member] | Share-based Payment Arrangement, Tranche One [Member]
Class of Warrant or Right [Line Items]
Business combination consideration to be paid	$ 5.0
Share based compensation arrangement share based payment award options vested and exercisable | shares	500,000
Forward Warrant Agreement [Member] | Rigetti [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Class of Warrant or Right [Line Items]
Business combination consideration to be paid	$ 5.0
Share based compensation arrangement share based payment award options vested and exercisable | shares	500,000